MOTLEY FOOL GLOBAL OPPORTUNITIES ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 96.3%
Aerospace & Defense — 3.0%
Axon Enterprise, Inc. (United States)*	135,900	$13,774,824
Banks — 7.2%
Bank of Georgia Group PLC (Georgia)	265,532	5,366,919
HDFC Bank., Ltd., ADR (India)	190,900	10,990,113
Signature Bank (United States)	53,742	11,622,782
SVB Financial Group (United States)*	8,796	4,297,462
		32,277,276
Biotechnology — 0.4%
Ultragenyx Pharmaceutical, Inc. (United States)*(a)	40,800	1,913,520
Capital Markets — 3.5%
Brookfield Asset Management, Inc., Class A (Canada)	269,543	13,638,876
Georgia Capital PLC (Georgia)*	281,567	2,320,402
		15,959,278
Commercial Services & Supplies — 4.0%
Waste Connections, Inc. (Canada)(a)	140,450	17,912,993
Consumer Finance — 0.2%
Gentera SAB de CV (Mexico)	1,067,763	814,908
Diversified Telecommunication Services — 1.9%
Cellnex Telecom SA (Spain)*	185,725	8,380,146
Entertainment — 3.9%
Sea Ltd. ADR (Cayman Islands)*	18,125	1,498,212
Universal Music Group NV (Netherlands)	475,575	10,665,452
Vivendi SA (France)	475,575	5,667,138
		17,830,802
Equity Real Estate Investment Trusts (REITs) — 7.5%
American Tower Corp. (United States)	40,800	10,450,104
Equinix, Inc. (United States)	18,125	12,453,506
SBA Communications Corp. (United States)	32,200	10,838,842
		33,742,452
Food & Staples Retailing — 2.2%
Costco Wholesale Corp. (United States)	20,900	9,743,998
Health Care Equipment & Supplies — 4.3%
Medtronic PLC (Ireland)	133,421	13,362,113
ResMed, Inc. (United States)	29,000	5,900,340
		19,262,453
Health Care Providers & Services — 0.0%
NMC Health PLC (United Arab Emirates)*(b)	485,482	4,894
Hotels, Restaurants & Leisure — 5.3%
Starbucks Corp. (United States)	140,450	11,025,325
Yum China Holdings, Inc. (China)(a)	280,470	12,750,166
		23,775,491
Insurance — 2.4%
Aon PLC, Class A (United Kingdom)	39,082	10,773,735
Interactive Media & Services — 4.1%
Alphabet, Inc., Class C (United States)*(a)	8,199	18,700,115
Internet & Direct Marketing Retail — 7.8%
Amazon.com, Inc. (United States)*	10,350	24,883,366
JD.com, Inc., Class A (Cayman Islands)	10,180	293,185
MercadoLibre, Inc. (Argentina)*(a)	13,037	10,245,518
		35,422,069
IT Services — 7.7%
Mastercard, Inc., Class A (United States)	77,900	27,878,073
PayPal Holdings, Inc. (United States)*	79,650	6,786,976
		34,665,049
Life Sciences Tools & Services — 3.6%
ICON PLC (Ireland)*ADR	72,500	16,224,775
Machinery — 0.5%
Fanuc Corp. (Japan)	14,500	2,377,151
Media — 2.9%
Cardlytics, Inc. (United States)*(a)	67,950	1,760,585
Comcast Corp., Class A (United States)	212,875	9,426,105
System1 Group PLC (United Kingdom)*	584,250	1,877,339
		13,064,029
Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc. (United States)*	33,168	6,544,710
Semiconductors & Semiconductor Equipment — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	166,575	15,874,597
Software — 8.2%
Atlassian Corp., PLC, Class A (Australia)*ADR	85,150	15,098,798
Avalara, Inc. (United States)*	36,250	3,069,287
Everbridge, Inc. (United States)*	102,850	4,248,734
Paycom Software, Inc. (United States)*	33,550	9,539,607
Splunk, Inc. (United States)*	47,125	4,833,140
		36,789,566
Trading Companies & Distributors — 6.6%
Fastenal Co. (United States)	166,052	8,893,745
Watsco, Inc. (United States)(a)	81,525	20,840,236
		29,733,981
Transportation Infrastructure — 4.0%
International Container Terminal Services, Inc. (Philippines)	4,343,518	17,991,762
Wireless Telecommunication Services — 0.2%
Safaricom Ltd., PLC (Kenya)	4,000,000	890,411
Total Common Stocks (Cost $281,173,325)		434,444,985

Investments Purchased with Proceeds from Securities Lending Collateral — 14.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%	65,783,604	65,783,604
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $65,783,604)		65,783,604

Short-Term Investments — 3.5%
U.S. Bank Money Market Deposit Account, 0.50% (United States)(d)	15,899,789	15,899,789
Total Short-Term Investments (Cost $15,899,789)		15,899,789

Total Investments (Cost $362,856,718) — 114.4%		516,128,378
Liabilities in Excess of Other Assets — (14.4)%		(64,963,757)
NET ASSETS — 100.0%		$451,164,621
(Applicable to 18,031,769 shares outstanding)

*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $64,679,439.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
As of May 31, 2022, these securities amounted to $4,894 or 0.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.
As of May 31, 2022, total market value of Rule 144A securities is $8,380,146 and represents 1.9% of net assets.

(d)	The rate shown is as of May 31, 2022.

MOTLEY FOOL GLOBAL OPPORTUNITIES ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
GLOBAL OPPORTUNITIES FUND
Common Stocks	$434,444,985	$434,440,091	$-	$4,894	$-
Investments Purchased with Proceeds From Securities Lending Collateral	65,783,604	-	-	-	65,783,604
Short-Term Investments	15,899,789	15,899,789	-	-	-
Total Investments*	$516,128,378	$450,339,880	$-	$4,894	$65,783,604

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

TOP TEN COUNTRIES	% OF NET ASSETS
United States	56.59%
Canada	6.99%
Ireland	6.56%
Philippines	3.99%
Taiwan	3.52%
Australia	3.35%
China	2.83%
United Kingdom	2.80%
India	2.43%
Netherlands	2.36%
91.42%